COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating leases, future minimum lease payments
Total	$ 46,259
2019	4,670
2020	5,024
2021	4,405
2022	4,486
2023	4,627
Thereafter	23,047
Commitments under other noncancelable agreements
Total	45,498
2019	15,345
2020	14,298
2021	10,961
2022	2,497
2023	2,397
Total future minimum lease payments and commitments under non-cancelable agreements
Total	91,757
2019	20,015
2020	19,322
2021	15,366
2022	6,983
2023	7,024
Thereafter	23,047
Minimum lease payments sublease rentals	7,500
Rent expenses	4,300	$ 4,900	$ 1,600
Sublease income	400	0	0
Unrecognized tax benefits	2,381	$ 1,064	$ 897
Other liabilities
Total future minimum lease payments and commitments under non-cancelable agreements
Unrecognized tax benefits	$ 3,300